GOODWILL AND INTANGIBLE ASSETS - Components of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	$ 10,210	$ 10,371
Accumulated amortization of Intangible assets (excluding MSRs)	6,119	5,960
Net carrying amount of intangible assets (excluding MSRs)	4,091	4,411
Gross carrying amount, Mortgage servicing rights (MSRs)	404	336
Mortgage servicing rights (MSRs)	404	336
Gross carrying amount of Intangible assets	10,614	10,707
Accumulated amortization of intangible assets	6,119	5,960
Total intangible assets	4,495	4,747
Intangible assets amortization expense	360	419	$ 564
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Expected amortization next year	345
Expected amortization in two years	347
Expected amortization in three years	367
Expected amortization in four years	371
Expected amortization in five years	342
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	183	190
Net carrying amount of intangible assets (excluding MSRs)	183	190
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	5,579	5,648
Accumulated amortization of Intangible assets (excluding MSRs)	4,348	4,229
Net carrying amount of intangible assets (excluding MSRs)	1,231	1,419
Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	3,912	3,929
Accumulated amortization of Intangible assets (excluding MSRs)	1,372	1,276
Net carrying amount of intangible assets (excluding MSRs)	2,540	2,653
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	39	45
Accumulated amortization of Intangible assets (excluding MSRs)	39	44
Net carrying amount of intangible assets (excluding MSRs)	0	1
Other customer relationships
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	429	455
Accumulated amortization of Intangible assets (excluding MSRs)	305	314
Net carrying amount of intangible assets (excluding MSRs)	124	141
Present value of future profits
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	31	32
Accumulated amortization of Intangible assets (excluding MSRs)	29	30
Net carrying amount of intangible assets (excluding MSRs)	2	2
Other
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	37	72
Accumulated amortization of Intangible assets (excluding MSRs)	26	67
Net carrying amount of intangible assets (excluding MSRs)	$ 11	$ 5
American Airlines, Sears, The Home Depot and Costco | Intangible Assets, Excluding Mortgage Servicing Rights | Customer Concentration Risk | Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Intangible assets, percent	97.00%	96.00%